Net Loss Per Share	12 Months Ended
Dec. 31, 2018
Earnings Per Share [Abstract]
Net Loss Per Share
19.	NET LOSS PER SHARE

The following table sets forth the computation of basic and diluted income (loss) per share for the years indicated:

	Years ended December 31,
	2016	2017	2018
Net loss attributable to China Finance Online Co. Limited	$(1,678,813)	$(36,736,553)	$(19,950,120)
Weighted average ordinary shares outstanding used in computing basic net loss per share	113,213,912	113,601,949	113,883,030
Plus: Incremental shares from assumed conversions of stock options, restricted shares and nonvested shares	—	—	—
Weighted average ordinary shares outstanding used in computing diluted net loss per share	113,213,912	113,601,949	113,883,030
Net loss per share attributable to China Finance Online Co. Limited
- basic	$(0.01)	$(0.32)	$(0.18)
- diluted	$(0.01)	$(0.32)	$(0.18)

For the year ended December 31, 2017, 5,286,305 options, 4,906,268 restricted shares and 3,000,000 nonvested shares, were anti-dilutive, respectively, because the Group was in the loss position. For the year ended December 31, 2018, 4,094,656 options, 5,637,453 restricted shares and 3,000,000 nonvested shares, were anti-dilutive, respectively, because the Group was in the loss position.